Warrants - Schedule of Stock Warrants Activity (Details) - Warrant [Member] - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Warrants, Outstanding, Beginning Balance	46,445,212		3,395,833
Warrants, Exercisable, Beginning Balance	46,445,212	28,435,782	3,395,833
Warrants, Canceled			(3,395,833)
Warrants, Granted	30,000,000	18,009,430	28,435,782
Warrants, Exercised
Warrants, Forfeited	(602,563)
Warrants, Outstanding, Ending Balance	75,842,649	46,445,212
Warrants, Exercisable, Ending Balance	75,842,649	46,445,212	28,435,782
Weighted Average Exercise Price, Outstanding, Beginning Balance	$ 0.46	$ 0.64	$ 0.45
Weighted Average Exercise Price, Exercisable, Beginning Balance	0.46	0.64	0.45
Weighted Average Exercise Price, Canceled
Weighted Average Exercise Price, Granted
Weighted Average Exercise Price, Exercised
Weighted Average Exercise Price, Forfeited
Weighted Average Exercise Price, Outstanding, Ending Balance	0.33	0.46	0.64
Weighted Average Exercise Price, Exercisable, Ending Balance	$ 0.33	$ 0.46	$ 0.64
Weighted Average Remaining Contractual Terms (Years), Outstanding Beginning Balance	3 years 5 months 23 days	4 years 26 days	5 years 3 months 11 days
Weighted Average Remaining Contractual Terms (Years), Exercisable Beginning Balance	3 years 5 months 23 days	4 years 26 days	5 years 3 months 11 days
Weighted Average Remaining Contractual Terms (Years), Outstanding Ending Balance	3 years 6 months 7 days	3 years 5 months 23 days	4 years 26 days
Weighted Average Remaining Contractual Terms (Years), Exercisable Ending Balance	3 years 6 months 7 days	3 years 5 months 23 days	4 years 26 days
Aggregate Intrinsic Value, Outstanding Beginning Balance	$ 2,517,337
Aggregate Intrinsic Value, Exercisable Beginning Balance	2,517,337	$ 2,517,337
Aggregate Intrinsic Value, Outstanding Ending Balance		2,517,337
Aggregate Intrinsic Value, Exercisable Ending Balance		$ 2,517,337	$ 2,517,337